Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

1 6 .	Share-based compensation
On October 8, 2016, Canaan Chaoxin, which was a holding company controlled by the controlling shareholders, established of 2016 Equity Incentive Plan (the “2016 Plan”) with the purpose of which is to provide share options for employees contributing to the Company. On October 8, 2016, Canaan Chaoxin granted 39,600,000 share options to Company’s employees at an exercise price of RMB0.023 per share under the 2016 Plan. The vesting period was from October 2016 to May 2017 and the exercise period was from June 2017 to July 2017.

On November 22, 2017, Canaan Chaoxin approved the establishment of 2017 Equity Incentive Plan (the “2017 Plan”) with the purpose of which is to provide restricted share units (“RSUs”) to its employees. In November 2017, Canaan Chaoxin granted 71,200,000 RSUs to Company’s employees at an exercise price of RMB0.015 per share under the 2017 Plan, among which, 39,170,000 RSUs are vested immediately on the grant date, 30,030,000 RSUs contain two or four service years of the employees and the remaining 2,000,000 RSUs shall be vested upon occurrence of IPO.

As part of
the reorganization to facilitate the offshore financing in 2018, the Board of Directors of the Company approved the 2018 Equity Incentive Plan (the “2018 Plan”) on April 25, 2018
, which assumed Canaan Chaoxin’s obligations and duties under the share awards granted by Canaan Chaoxin. As a result, the unvested RSUs granted by Canaan Chaoxin under 2017 Plan were replaced with RSUs of the Company. Such new RSUs replaced the RSUs granted under Canaan Chaoxin’s existing RSUs in its entirety by exchanging of the RSU granted by Canaan Chaoxin for the RSU of the Company while maintaining their respective terms and vesting schedules unchanged except for the addition of performance condition of IPO. This resulted in a probable to improbable (Type II) modification, and no incremental fair value would be recognized unless and until vesting of the award under the modified conditions becomes probable. Since this modification was not beneficial to its employees, no incremental value was resulting from the modification. The Company recognized compensation cost equal to the award’s original grant-date fair value when the original vesting conditions are satisfied, regardless of whether the modified IPO condition is satisfied.
Also on April 25, 2018, some employees
who are under the 2016 Plan entered into share award replacement agreement (the “Replacement Agreement”) with the Company under which a total of
19,594,000
ordinary shares of the Company held by the employees became restricted and shall be vested upon IPO of the Company.
If the employee voluntarily and unilaterally terminates his employment/service contract with any Company entities or his employment, the unvested restricted shares shall automatically lapse
. Deferred share-based compensation was measured for the restricted shares using the estimated fair value of the Company’s ordinary shares at the date of imposition of the restriction in April 2018, and the compensation cost for the restricted shares shall be recognized upon occurrence of IPO.

As of December 31, 2018, there were 17,594,000 restricted shares outstanding.
Upon completion of the Company’s IPO in November 2019, 2,000,000 RSUs with IPO condition and 16,000,000 restricted ordinary shares were immediately vested and related share-based compensation expenses amounted to RMB44,789 were recognized.
In April 2021, the Board of Directors of the Company amended the 2018 Plan (the “Amended 2018 Plan”). Under the Amended 2018 Plan, in April 2021 and on every January 1 thereafter during which the 2018 Plan remains in effect, the maximum aggregate number of Class A
o
rdinary
s
hares which may be subject to awards under the 2018 Plan will be automatically increased by 15.0% of the total number of Class A
o
rdinary
s
hares issued and outstanding on December 31 of the preceding calendar year, if and whenever the unallocated Class A
o
rdinary
s
hares which may be issuable under the 2018 Plan account for less than 3% of the then total issued and outstanding Class A
o
rdinary
s
hares. In May and September 2021, the
Compan
y

issued
94,927,065
Class A
ordinary shares and 63,774,885
Class A ordinary

shares, which were then reserved under the Amended 2018 Plan. In 2021, the Company granted 236,768,940 RSUs and 114,000,000 options to Company’s employees under the Amended 2018 Plan. For the year ended December 31, 2021, 95,816,325 restricted share units were transferred from treasury stock to ordinary shares upon vesting under the Amended 2018 Incentive Plan.

(a)	Restricted share units
The following table summarizes the RSUs activity for the years ended December 31, 2019, 2020 and 2021:

	Number of shares	Weighted average grant date fair value
		RMB
Outstanding a s of December 31, 2018	32,030,000	1.55

Forfeited	(2,368,461)	1.51
Vested	(13,928,205)	1.59

Outstanding a s of December 31, 2019	15,733,334	1.51

Forfeited	(2,691,282)	1.51
Vested	(4,002,052)	1.51

Outstanding a s of December 31, 2020	9,040,000	1.51

Granted	236,768,940	3.74
Forfeited	(6,991,000)	3.10
Vested	(101,574,270)	2.15

Outstanding a s of December 31, 2021	137,243,670	4.81

In 2021, the Company granted 236,768,940 RSUs to the Company’s employees under the Amended 2018 Plan. The Company used closing price of ordinary share to determine the fair value of the RSUs after completion of the Company’s IPO.
As of December 31, 2021, there was RMB519,951 unrecognized compensation expense related to RSUs, which is expected to be recognized over a weighted-average period of 34.33 months.

(b)	Share options
The following table summarizes the share options for the years ended December 31, 2019, 2020 and 2021:

	Number of shares	Weighted-Average per Share Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		RMB	Years	RMB
Outstanding a s of December 31, 2018, 2019 and 2020	—	—	—	—

Granted	114,000,000	4.90	—	—

Outstanding a s of December 31, 2021	114,000,000	4.90	9.10	—
Expected to vest a s of December 31, 2021	94,677,000	4.90	9.10	—
Exercisable a s of December 31, 2021	—	—	—	—

The aggregate intrinsic value as of December 31, 2021 in the table above represents the difference between the fair value of the Company’s ordinary share on
 December 31, 2021 and the exercise price.
The fair values of the share options granted by the Company to employees for the year ended December 31, 2021 are as follows:

For the Year Ended December 31,
2021

Weighted average grant date fair value of option per share	6.63
Aggregate grant date fair value of options	465,553

As of December 31, 2021, there was RMB332,754 unrecognized compensation expense related to share options, which is expected to be recognized over a weighted-average period of 27.39 months.
The assumptions used to estimate the fair values of the share options granted were as follows:

	For the Year Ended December 31,
	2021
Risk-free rate of return (1)		1.25% to 1.85%
Dividend yield (2)		0%
Expected volatility (3)		136.91% to 142.01%
Expected term (4)		10 years
Exercise multiple (5)		2.80
Fair value of ordinary share	US$	3.78 to US$17.51

1)	The risk-free rate of return was estimated based on the yield of US Strip Bond with a maturity life equal to the remaining maturity life of the Company’s options as of the valuation date.

2)	Dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future.

3)	The expected volatility was estimated based on the historical volatility of comparable peer public companies and the Company with a time horizon close to the contract life of the Company’s options.
4)	Expected term is the contract life of the option.

5)
The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics by making reference to a widely-accepted academic research publication.

(c)	Restricted ordinary shares
The following table summarizes the restricted ordinary shares activity under Replacement Agreement for the year ended December 31, 2019:

	Number of shares	Weighted average grant date fair value
		RMB

Outstanding a s of December 31, 2018	17,594,000	2.56

Forfeited	(1,594,000)	2.56
Vested	(16,000,000)	2.56

Outstanding as of December 31, 2019, 2020 and 2021	—	—

The Company
used income approach involving applying appropriate discount rates to estimated cash flows that are based on earnings forecast and discount for lack of marketability to determine the fair value of the restricted ordinary share at the date of imposition of the restriction in April 2018 with assistance from an independent valuation firm.
For the year ended December 31, 2020 and 2021, there was no outstanding restricted ordinary shares.

(d)	Other share-based compensation
In May 2019, certain shareholders of the Company sold 233,217,776 ordinary shares in aggregate to certain existing shareholders and certain third party investors. Out of the total 233,217,776 shares transferred, 111,217,778 shares were purchased by existing shareholders who were also the employees of the Company. The net excess of appraised fair value of the ordinary shares (acquired by employee shareholders) over the considerations amounted to RMB213,135, which was charged to general and administrative expenses as share-based compensation costs for the year ended December 31, 2019.